Share-based payments (Narrative) (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total liability arising from cash-settled share-based payments transactions	£ 2,000,000	£ 3,000,000
Deferred Share Value Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of share-based payment arrangement	Deferred Share Value Plan (DSVP) The DSVP was introduced in February 2017. The terms of the DSVP are materially the same as the terms of the SVP as described above, save that Executive Directors are not eligible to participate in the DSVP and the DSVP operates over market purchase shares only.
Share Value Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of share-based payment arrangement	Share Value Plan (SVP) The SVP was introduced in March 2010. SVP awards have been granted to participants in the form of a conditional right to receive Barclays PLC shares or provisional allocations of Barclays PLC shares which vest or are considered for release over a period of three, five or seven years. Participants do not pay to receive an award or to receive a release of shares. For awards granted before December 2017, the grantor may also make a dividend equivalent payment to participants on release of a SVP award. SVP awards are also made to eligible employees for recruitment purposes. All awards are subject to potential forfeiture in certain leaver scenarios.
Other schemes [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of share-based payment arrangement	Other schemes In addition to the SVP and DSVP, the Barclays Group operates a number of other schemes settled in Barclays PLC Shares including Sharesave (both UK and Ireland), Sharepurchase (both UK and overseas), and the Barclays Group Long Term Incentive Plan. A delivery of upfront shares to ‘Material Risk Takers’ can be made as a Share Incentive Award (Holding Period).